Segment information (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		$ 95,793	$ 92,181	$ 78,187
Costs		(62,204)	(59,391)	(49,112)
Gross profit / (loss)		33,589	32,790	29,075
Net gain / (loss) from fair value adjustment of investment properties		30,742	(37,877)	19,160
General and administrative expenses		(10,869)	(10,643)	(9,497)
Selling expenses		(13,757)	(12,270)	(11,749)
Impairment of associates and joint ventures		2,470
Other operating results, net		1,104	273	2,109
Profit / (loss) from operations		38,339	(27,727)	29,098
Share of (loss) / profit of associates and joint ventures		8,517	(7,200)	(3,722)
Segment profit / (loss)		46,856	(34,927)	25,376
Expenses and Collective Promotion Funds [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		3,100	3,706	4,387
Costs		(3,230)	(3,855)	(4,445)
Gross profit / (loss)		(130)	(149)	(58)
Net gain / (loss) from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Impairment of associates and joint ventures
Other operating results, net		17	17	(2)
Profit / (loss) from operations		(113)	(132)	(60)
Share of (loss) / profit of associates and joint ventures
Segment profit / (loss)		(113)	(132)	(60)
Reportable assets
Reportable liabilities
Net reportable assets
Joint Ventures [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[1]	(60)	(93)	(109)
Costs	[1]	(53)	(66)	(70)
Gross profit / (loss)	[1]	(7)	(27)	(39)
Net gain / (loss) from fair value adjustment of investment properties	[1]	(263)	838	(1,056)
General and administrative expenses	[1]	(14)	(18)	(40)
Selling expenses	[1]	(18)	(7)	(15)
Impairment of associates and joint ventures	[1]
Other operating results, net	[1]	18	194	42
Profit / (loss) from operations	[1]	(220)	1,030	(998)
Share of (loss) / profit of associates and joint ventures	[1]	171	(1,019)	928
Segment profit / (loss)	[1]	(49)	11	(70)
Reportable assets	[1]	(692)	(609)	307
Reportable liabilities	[1]
Net reportable assets	[1]	(692)	(609)	307
Operations Center in Argentina [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		11,138	15,055	13,872
Costs		(2,731)	(3,176)	(2,802)
Gross profit / (loss)		8,407	11,879	11,070
Net gain / (loss) from fair value adjustment of investment properties		33,994	(39,607)	20,216
General and administrative expenses		(2,152)	(2,674)	(2,337)
Selling expenses		(1,231)	(1,085)	(1,125)
Impairment of associates and joint ventures
Other operating results, net		(47)	(660)	(54)
Profit / (loss) from operations		38,971	(32,147)	27,770
Share of (loss) / profit of associates and joint ventures		7,047	(6,031)	(4,228)
Segment profit / (loss)		46,018	(38,178)	23,542
Reportable assets		158,263	111,562	152,903
Reportable liabilities
Net reportable assets		158,263	111,562	152,903
Operations Center in Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		81,637	73,537	60,057
Costs		(56,296)	(52,426)	(41,935)
Gross profit / (loss)		25,341	21,111	18,122
Net gain / (loss) from fair value adjustment of investment properties		(2,989)	892
General and administrative expenses		(8,764)	(8,031)	(7,233)
Selling expenses		(12,544)	(11,192)	(10,639)
Impairment of associates and joint ventures		(2,470)
Other operating results, net		1,127	742	2,136
Profit / (loss) from operations		(299)	3,522	2,386
Share of (loss) / profit of associates and joint ventures		1,299	(150)	(422)
Segment profit / (loss)		1,000	3,372	1,964
Reportable assets		451,267	535,565	563,654
Reportable liabilities		(403,184)	(461,015)	(479,056)
Net reportable assets		48,083	74,550	84,598
Total
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		92,775	88,592	73,929
Costs		(59,027)	(55,602)	(44,737)
Gross profit / (loss)		33,748	32,990	29,192
Net gain / (loss) from fair value adjustment of investment properties		31,005	(38,715)	20,216
General and administrative expenses		(10,916)	(10,705)	(9,570)
Selling expenses		(13,775)	(12,277)	(11,764)
Impairment of associates and joint ventures		(2,470)
Other operating results, net		1,080	82	2,082
Profit / (loss) from operations		38,672	(28,625)	30,156
Share of (loss) / profit of associates and joint ventures		8,346	(6,181)	(4,650)
Segment profit / (loss)		47,018	(34,806)	25,506
Reportable assets		609,530	647,127	716,557
Reportable liabilities		(403,184)	(461,015)	(479,056)
Net reportable assets		206,346	186,112	237,501
Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	[2]	(22)	(24)	(20)
Costs	[2]
Gross profit / (loss)	[2]	(22)	(24)	(20)
Net gain / (loss) from fair value adjustment of investment properties	[2]
General and administrative expenses	[2]	(33)	(44)	(33)
Selling expenses	[2]
Impairment of associates and joint ventures	[2]
Other operating results, net	[2]	(11)	(20)	(13)
Profit / (loss) from operations	[2]
Share of (loss) / profit of associates and joint ventures	[2]
Segment profit / (loss)	[2]
Reportable assets	[2]	18,361	31,842	25,189
Reportable liabilities	[2]	(101,360)	(94,689)	(103,129)
Net reportable assets	[2]	(82,999)	(62,847)	(77,940)
Total as Per Statement of Income / Statement of Financial Position [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues		95,793	92,181	78,187
Costs		(62,204)	(59,391)	(49,112)
Gross profit / (loss)		33,589	32,790	29,075
Net gain / (loss) from fair value adjustment of investment properties		30,742	(37,877)	19,160
General and administrative expenses		(10,869)	(10,643)	(9,497)
Selling expenses		(13,757)	(12,270)	(11,749)
Impairment of associates and joint ventures		(2,470)
Other operating results, net		1,104	273	2,109
Profit / (loss) from operations		38,339	(27,727)	29,098
Share of (loss) / profit of associates and joint ventures		8,517	(7,200)	(3,722)
Segment profit / (loss)		46,856	(34,927)	25,376
Reportable assets		627,199	678,360	742,053
Reportable liabilities		(504,544)	(555,704)	(582,185)
Net reportable assets		$ 122,655	$ 122,656	$ 159,868

[1]	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
[2]	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 17, Ps. 8,659 and Ps. 5,453, as of June 30, 2020, 2019 and 2018, respectively.